Leases (Tables)	6 Months Ended
Jun. 30, 2020
Business Acquisition [Line Items]
Additional Details Related to Leases Recorded on the Balance Sheet
The following are additional details related to leases recorded on our balance sheet as of June 30, 2020 and December 31, 2019 (in millions):

Leases	Classification	Balance at June 30, 2020 (Unaudited)	Balance at December 31, 2019
Assets
Operating lease right-of-use assets, net	Operating leases	$35.0	$36.8

Liabilities
Current portion of operating lease liabilities	Operating leases	$4.0	$4.0
Operating lease liabilities, net of current portion	Operating leases	$38.3	$40.7

Other Information Related to Leases
Other information related to leases was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Supplemental Cash Flow Information (in millions)	2020	2019	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities	$2.1	$0.9	$3.8	$1.6

Lease liabilities arising from obtaining right-of-use assets
From Zoom Information, Inc. acquisition	$—	$—	$—	$28.6
Other	$—	$—	$0.1	$0.2

	As of
	June 30, 2020	December 31, 2019
Weighted average remaining lease term (in years)	8.0	8.6

Weighted average discount rate	6.3%	6.3%

Undiscounted Future Minimum Lease Payments Under Non-Cancellable Leases
The table below reconciles the undiscounted future minimum lease payments under non-cancelable leases to the total lease liabilities recognized on the condensed consolidated balance sheets as of June 30, 2020 (in millions):

Year Ending December 31,	Operating Leases
2020 (excluding six months ended June 30, 2020)	2.8
2021	7.5
2022	7.6
2023	7.2
2024	6.8
Thereafter	22.8
Total future minimum lease payments	$54.7
less effects of discounting	12.4
Total lease liabilities	$42.3

Reported as of June 30, 2020
Current portion of operating lease liabilities	4.0
Operating lease liabilities, net of current portion	38.3
Total lease liabilities	$42.3

DiscoverOrg Holdings
Business Acquisition [Line Items]
Additional Details Related to Leases Recorded on the Balance Sheet	The following are additional details related to leases recorded on our balance sheet as of December 31, 2019 (in millions):

Leases	Classification	Balance at December 31, 2019
Assets
Operating lease right-of-use assets, net	Operating lease assets	$36.8

Liabilities
Current portion of operating lease liabilities	Operating lease assets	$4.0
Operating lease liabilities, net of current portion	Operating lease assets	$40.7

Other Information Related to Leases
Other information related to leases was as follows:

Supplemental Cash Flow Information (in millions)	Year ended December 31, 2019
Cash paid for amounts included in the measurement of operating lease liabilities	$3.4

Lease liabilities arising from obtaining right-of-use assets(1)
From Zoom Information, Inc. acquisition	$28.6
Other	$3.8
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(1)Excludes lease liabilities arising from the adoption of Topic 842. Refer to Note 2.

Year ended December 31, 2019
Weighted Average Remaining Lease Term (in years)	8.6

Weighted Average Discount Rate	6.3%

Undiscounted Future Minimum Lease Payments Under Non-Cancellable Leases
The table below reconciles the undiscounted future minimum lease payments under non-cancellable leases to the total lease liabilities recognized on the condensed consolidated balance sheets as of December 31, 2019 (in millions):

Year Ending December 31,	Operating Leases
2020	$6.7
2021	7.5
2022	7.6
2023	7.2
2024	6.8
Thereafter	22.7
Total future minimum lease payments	$58.5
less effects of discounting	13.8
Total lease liabilities	$44.7

Future minimum rental payments under non-cancellable operating leases
Future minimum rental payments under the Company’s non-cancellable operating leases as of December 31, 2018, were as follows (in millions)(1):

	Contractual Payments Due	Expected Sub-Lease Payments	Net Expected Commitments
2019	$2.1	$(0.2)	$1.9
2020	2.0	(0.4)	1.6
2021	2.2	(0.5)	1.7
2022	2.2	(0.5)	1.7
2023	2.3	(0.6)	1.7
Thereafter	5.0	(1.5)	3.5
	$15.8	$(3.7)	$12.1
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(1)Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2019